INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Service revenues	$ 1,795	$ 2,080	$ 3,773	$ 4,085
Sale of equipment and accessories	72	112	160	201
Other revenue	25	69	55	99
Total operating revenues	1,892	2,261	3,988	4,385
Other operating income	2	0	2	350
Service costs	(365)	(390)	(746)	(758)
Cost of equipment and accessories	(74)	(116)	(163)	(206)
Selling, general and administrative expenses	(646)	(761)	(1,352)	(1,479)
Depreciation	(389)	(409)	(804)	(812)
Amortization	(86)	(111)	(178)	(205)
Impairment (loss) / reversal	(1)	(4)	(1)	(10)
Gain / (loss) on disposal of non-current assets	(6)	(7)	(12)	(14)
Gain / (loss) on disposal of subsidiaries	0	1	0	1
Operating profit	327	464	734	1,252
Finance costs	(184)	(210)	(391)	(421)
Finance income	6	14	15	28
Other non-operating gain / (loss)	86	10	101	14
Net foreign exchange gain / (loss)	8	(22)	(21)	(8)
Profit (loss) before tax	243	256	438	865
Income tax expense	(68)	(181)	(144)	(260)
Profit / (loss) for the period	175	75	294	605
Attributable to:
The owners of the parent	156	70	264	565
Non-controlling interest	$ 19	$ 5	$ 30	$ 40
Basic and diluted gain/(loss) per share attributable to ordinary equity holders of the parent (in dollars per share)	$ 0.09	$ 0.04	$ 0.15	$ 0.32